INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
The following table provides information relating to fixed maturities classified as AFS:

Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(1)

December 31, 2015:
Fixed Maturity Securities:
Public corporate	$631	$16	$10	$637	$—
Private corporate	183	4	2	185	—
U.S. Treasury, government and agency	29	—	—	29	—
States and political subdivisions	6	1	—	7	—
Commercial mortgage-backed	32	6	7	31	1
Redeemable preferred stock	17	—	—	17	—
Total at December 31, 2015	$898	$27	$19	$906	$1

December 31, 2014:
Fixed Maturity Securities:
Public corporate	$575	$27	$2	$600	$—
Private corporate	190	11	0	201	—
U.S. Treasury, government and agency	27	—	—	27	—
States and political subdivisions	6	—	—	6	—
Commercial mortgage-backed	34	3	11	26	1
Redeemable preferred stock	18	—	—	18	—
Total at December 31, 2014	$850	$41	$13	$878	$1

(1)	Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

Investments Classified by Contractual Maturity Date
The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturity Securities
Contractual Maturities at December 31, 2015

	Amortized Cost	Fair Value
	(In Millions)

Due in one year or less	$29	$30
Due in years two through five	171	179
Due in years six through ten	620	619
Due after ten years	29	30
Subtotal	849	858
Commercial mortgage-backed securities	32	31
Total	$881	$889

Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments
The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
	(In Millions)

Proceeds from sales(1)	$19	$39	$1,200

Gross gains on sales(2)	$—	$1	$84
Gross losses on sales(3)	$—	$1	$9

Total OTTI	$(1)	$(10)	$(6)
Non-credit losses recognized in OCI	—	—	—
Credit losses recognized in earnings (loss)	$(1)	$(10)	$(6)

(1)	2013 amount includes $1,090 million of transfer of assets to Protective Life.

(2)	2013 amount includes $81 million of gross gains from assets transferred to Protective Life.

(3)	2013 amount includes $6 million of gross losses from assets transferred to Protective Life.

Fixed Maturities Credit Losses Impairments
The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturity Securities - Credit Loss Impairments

	2015	2014
	(In Millions)

Balances at January 1,	$(51)	$(60)
Previously recognized impairments on securities that matured, paid, prepaid or sold	10	19
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(9)
Additional impairments this period on securities previously impaired	(1)	(1)
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—
Balances at December 31,	$(42)	$(51)

(1)
Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Unrealized Gain (Loss) on Investments
Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2015	2014
	(In Millions)

AFS Securities:
Fixed maturity securities:
With OTTI loss	$4	$(1)
All other	4	29
Net Unrealized (Gains) Losses	$8	$28

Unrealized Gain Loss On Investments With Other Than Temporary Impairment
The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturity Securities with OTTI Losses

	Net Unrealized Gains (Losses) on Investments	DAC and VOBA	Deferred Income Tax Asset(Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses)
	(In Millions)

Balance, January 1, 2015	$(1)	$—	$—	$(1)
Net investment gains (losses) arising during the period	4	—	—	4
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	1	—	—	1
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	—	—	—	—
Deferred income taxes	—	—	(2)	(2)
Balance, December 31, 2015	$4	$—	$(2)	$2

Balance, January 1, 2014	$(4)	$(1)	$2	$(3)
Net investment gains (losses) arising during the period	—	—	—	—
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	3	—	—	3
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	—	1	—	1
Deferred income taxes	—	—	(2)	(2)
Balance, December 31, 2014	$(1)	$—	$—	$(1)

Other Net Unrealized Investment Gains Losses In Accumulated Other Comprehensive Income

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC and VOBA	Deferred Income Tax Asset(Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(In Millions)

Balance, January 1, 2015	$29	$(2)	$(9)	$18
Net investment gains (losses) arising during the period	(24)	—	—	(24)
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	(1)	—	—	(1)
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	—	—	—	—
Deferred income taxes	—	—	9	9
Balance, December 31, 2015	$4	$(2)	$0	$2

Balance, January 1, 2014	$5	$12	$(6)	$11
Net investment gains (losses) arising during the period	17	—	—	17
Reclassification adjustment for OTTI losses:
Included in Net earnings (loss)	7	—	—	7
Impact of net unrealized investment gains (losses) on:
DAC and VOBA	—	(14)	—	(14)
Deferred income taxes	—	—	(3)	(3)
Balance, December 31, 2014	$29	$(2)	$(9)	$18

Schedule of Unrealized Loss on Investments
The following tables disclose the fair values and gross unrealized losses of the 141 issues at December 31, 2015 and the 70 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Millions)
December 31, 2015
Fixed Maturity Securities:
Public corporate	$243	$9	$11	$1	$254	$10
Private corporate	58	2	—	—	58	2
U.S. Treasury, government and agency	16	—	—	—	16	—
Commercial mortgage-backed	4	—	13	7	17	7
Redeemable preferred stock	—	—	2	—	2	—

Total	$321	$11	$26	$8	$347	$19

December 31, 2014
Fixed Maturity Securities:
Public corporate	$29	$1	$37	$1	$66	$2
Private corporate	12	—	1	—	13	—
U.S. Treasury, government
U.S. Treasury, government and agency	16	—	—	—	16	—
States and political subdivisions	1	—	—	—	1	—
Commercial mortgage-backed	1	—	20	11	21	11
Redeemable preferred stock	5	—	4	—	9	—

Total	$64	$1	$62	$12	$126	$13

Investments in and Advances to Affiliates
The following table presents MLOA’s investment in 2.6 million units of AB (approximately 94% ownership) with a fair value of $62 million and $67 million at December 31, 2015 and 2014, respectively. MLOA’s investment in AB, an affiliate, is included in Other invested assets:

	2015	2014
	(In Millions)

Balance at January 1,	$63	$70
Equity in net earnings (loss)	5	1
Dividends received	(5)	(5)
Other	—	(3)
Balance at December 31,	$63	$63

Equity Method Investments
The tables below detail the condensed balance sheets and statements of earnings (loss) of AB and MLOA’s equity investment and equity in earnings (loss) of AB.

	December 31,
	2015	2014
	(In Millions)
Balance Sheets:
Total Assets	$7,436	$7,378

Total Liabilities	3,368	3,246
Redeemable non-controlling interest	13	17
Total Partners’ Capital	4,055	4,116
Total Liabilities and Partners’ Capital	$7,436	$7,379

MLOA’s Equity investment in AB	$63	$63

	2015	2014	2013
	(In Millions)
Statements of Earnings (Loss):
Total revenues	$3,021	$3,005	$2,915

Total Expenses	2,390	2,397	2,351
Net Earnings (Loss)	$587	$570	$518

MLOA’s Equity in earnings (loss) of AB	$5	$1	$5

Schedule of Derivative Instruments
The tables below present quantitative disclosures about MLOA’s derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(In Millions)
At or For the Year Ended, December 31, 2015:
Freestanding derivatives:
Equity contracts:(1)
Options	$518	$28	$4	$(9)

Net investment income (loss)				(9)

Embedded derivatives:
MSO and IUL indexed features(2)	—	—	24	8

Balance, December 31, 2015	$518	$28	$28	$(1)
At or For the Year Ended, December 31, 2014:

Freestanding derivatives:
Equity contracts:(1)
Options	$307	$32	$6	$13

Net investment income (loss)				13

Embedded derivatives:
MSO and IUL indexed features(2)	—	—	26	(13)

Balance, December 31, 2014	$307	$32	$32	$—

(1)Reported in Other invested assets in MLOA’s balance sheets.
(2)MSO and IUL are reported in Future policyholders’ benefits and other policyholders’ liabilities in the balance sheets.

Offsetting Assets And Liabilities
The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2014

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$32	$6	$26
Total Derivatives, subject to an ISDA Master Agreement(1)	32	6	26
Other financial instruments	64	—	64
Other invested assets	$96	$6	$90

LIABILITIES
Description
Derivatives:
Equity contracts	$6	$6	$—
Total Derivatives, subject to an ISDA Master Agreement(1)	6	6	—
Other financial liabilities	63	—	63
Other liabilities	$69	$6	$63

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2014.
The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2015

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(In Millions)
ASSETS
Description
Derivatives:
Equity contracts	$28	$4	$24
Total Derivatives, subject to an ISDA Master Agreement(1)	28	4	24
Other financial instruments	65	—	65
Other invested assets	$93	$4	$89

LIABILITIES
Description
Derivatives:
Equity contracts	$4	$4	$—
Total Derivatives, subject to an ISDA Master Agreement(1)	4	4	—
Other financial liabilities	60	—	60
Other liabilities	$64	$4	$60

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2015.

Collateral Arrangements By Counterparty Not Offset In Consolidated Balance Sheets
The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2014.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2014

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
ASSETS
Counterparty A	$5	$—	$(5)	$—
Counterparty F	1	—	(1)	—
Counterparty G	3	—	(3)	—
Counterparty H	6	(6)	—	—
Counterparty K	6	—	(6)	—
Counterparty L	4	—	(4)	—
Counterparty T	1	—	(1)	—
Total Derivatives	$26	$(6)	$(20)	$—
Other financial assets	64	—	—	64
Other invested assets	$90	$(6)	$(20)	$64
The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2015.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2015

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(In Millions)
ASSETS
Counterparty A	$3	$—	$(3)	$—
Counterparty V	1	—	(1)	—
Counterparty F	2	—	(2)	—
Counterparty G	2	—	(2)	—
Counterparty H	6	(6)	—	—
Counterparty K	7	—	(7)	—
Counterparty L	2	—	(2)	—
Counterparty T	1	—	(1)	—
Total Derivatives	$24	$(6)	$(18)	$—
Other financial assets	65	—	—	65
Other invested assets	$89	$(6)	$(18)	$65

Investment Income
The following table breaks out Net investment income (loss) by asset category:

	2015	2014	2013
	(In Millions)

Fixed maturities	$40	$36	$79
Mortgage loans on real estate	—	2	2
Policy loans	1	1	6
Derivative instruments	(9)	13	8

Gross investment income (loss)	32	52	95

Investment expenses	(3)	(2)	(3)

Net Investment Income (Loss)	$29	$50	$92

Realized Gain (Loss) on Investments
Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2015	2014	2013
	(In Millions)

Fixed maturities	$(1)	$(10)	$67
Mortgage loans on real estate	—	4	1
Investment Gains (Losses), Net	$(1)	$(6)	$68